RELATED PARTIES - Previous Period Narrative (Details) - shares	1 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Mr Kaan Terzioglu | Long term incentive scheme , equity settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			3,201,250
Mr Kaan Terzioglu | Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)			128,050
Mr Kaan Terzioglu | Deferred shares plan
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	2,393,275	1,431,220			3,662,240
Number of shares withheld for taxes (in shares)	1,268,965
Mr Kaan Terzioglu | Deferred shares plan | ADS
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	95,731	57,249			146,490
Number of shares withheld for taxes (in shares)	50,759
Group Executive Committee | Long term incentive scheme , equity settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		10,457,359
Vesting period		3 years
Group Executive Committee | Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		418,294
Joop Brakenhoff | Long term incentive scheme , equity settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		434,549
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	482,325
Number of shares withheld for taxes (in shares)	472,743
Joop Brakenhoff | Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		17,382
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	19,293
Number of shares withheld for taxes (in shares)	18,910
Joop Brakenhoff | Deferred shares plan
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	52,550	520,519		104,047
Number of shares withheld for taxes (in shares)	51,497
Joop Brakenhoff | Deferred shares plan | ADS
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	2,102	20,821		4,162
Number of shares withheld for taxes (in shares)	2,060
Omiyinka Doris | Long term incentive scheme , equity settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		372,470
Omiyinka Doris | Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		14,899
Omiyinka Doris | Deferred shares plan
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	333,900	288,703
Number of shares withheld for taxes (in shares)	327,273
Omiyinka Doris | Deferred shares plan | ADS
Disclosure of transactions between related parties
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	13,356	11,485
Number of shares withheld for taxes (in shares)	13,091
Former board member | Long term incentive scheme , equity settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		1,821,475
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,648,225
Number of shares withheld for taxes (in shares)	173,250
Former board member | Long term incentive scheme , equity settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		72,859
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	65,929
Number of shares withheld for taxes (in shares)	6,930
Former board member | Long term incentive scheme, cash settled
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		3,095,300
Former board member | Long term incentive scheme, cash settled | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		123,812